Deferred tax - United States of America (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss for the year	£ 49,231	£ 22,283	£ 6,317
RE Ventures I, LLC (US)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss for the year	2,304	2,422	£ 180
United States of America | RE Ventures I, LLC (US)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset, not recognised	653	346
Loss for the year	£ 2,456	£ 1,301